Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt obligations consist of the following:

	December 31, 2025			December 31, 2024
($ in millions)	Principal	Debt issuance cost, net	Total	Principal	Debt issuance cost, net	Total
4.125% Senior Secured U.S. Dollar Notes due April 2026	—	—	—	750	(2)	748
3.500% Senior Secured Euro Notes due June 2026	—	—	—	779	(2)	777
6.250% Senior Secured U.S. Dollar Notes due January 2027	—	—	—	750	(2)	748
2.375% Senior Secured Euro Notes due April 2028	588	(2)	586	519	(2)	517
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(3)	747	750	(4)	746
4.250% Senior Secured Euro Notes due March 2030	588	(6)	581	519	(6)	513
5.750% Senior Secured U.S. Dollar Notes due January 2033	750	(8)	742	—	—	—
Senior Secured Notes	2,675	(18)	2,657	4,068	(18)	4,050

Euro Term Loan Facilities due January 2027	235	(1)	234	623	(5)	619
Euro Term Loan Facilities due September 2030	1,175	(6)	1,169	—	—	—
Revolving Credit Facility A due July 2027	—	—	—	163	(6)	157
Revolving Credit Facility B due July 2027	—	—	—	334	(6)	328
Long-term debt, less current portion	4,085	(25)	4,060	5,188	(35)	5,153

Euro Term Loan Facilities due January 2027	118	—	118	208	—	208
Current portion of long-term debt	118	—	118	208	—	208

Total debt	4,203	(25)	4,178	5,396	(35)	5,361

At December 31, 2025, $8 million of debt issuance costs, net for the Revolving Credit Facilities with no outstanding borrowings was recorded as other non-current assets in the Consolidated Balance Sheets. At December 31, 2024, there were no debt issuance costs, net recorded as other non-current assets in the Consolidated Balance Sheets.

The principal amount of long-term debt maturing over the next five years and thereafter, as of December 31, 2025, is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2026	—	118	118
2027	—	470	470
2028	—	823	823
2029	750	235	985
2030	—	1,058	1,058
2031 and thereafter	750	—	750
Total principal	1,500	2,703	4,203
Senior Secured Notes

All of the senior secured notes (the “Notes”) were rated BBB- by Fitch Ratings, Inc. (“Fitch”), Ba1 by Moody’s Investor Service (“Moody’s”), and BB+ by Standard & Poor’s Ratings Services (“S&P”), at December 31, 2025. The key terms of the Notes are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer(s)
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent
4.250% Senior Secured Euro Notes due March 2030	€500	4.52%	Brightstar Lottery Holdings B.V.
5.750% Senior Secured U.S. Dollar Notes due January 2033	$750	5.93%	Parent/Brightstar Global Solutions Corporation

The issuers of the debt (each, an “Issuer”) may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Issuer may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Issuer may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Issuer will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

The 2.375% Senior Secured Euro Notes due April 2028 and the 5.250% Senior Secured U.S. Dollar Notes due January 2029 are guaranteed by certain of the Parent’s subsidiaries. The 4.250% Senior Secured Euro Notes due March 2030 (the “4.250% Notes”) and the 5.750% Senior Secured USD Notes due January 2033 are guaranteed by the Parent and certain of its other subsidiaries. The Notes are secured by the shares of Brightstar Lottery S.p.A., certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable.

Interest on the Notes is payable semi-annually in arrears. The Notes contain customary covenants and events of default. At December 31, 2025, the Issuers were in compliance with such covenants.

In December 2025, the Parent and Brightstar Lottery Global Solutions Corporation, a subsidiary of the Parent, as co-issuers, issued $750 million of 5.750% Senior Secured Notes due January 2033 (the "5.750% Notes") at par. The 5.750% Notes are guaranteed on a senior basis by certain of the Parent’s other subsidiaries. The Company used the proceeds from the sale of the 5.750% Notes and cash on hand to redeem $750 million of the Parent's outstanding $750 million 6.250% Senior Secured U.S. Dollar Notes due January 2027 (the “6.250% Notes”) at a redemption price of $1,012.20 per $1,000.00 of the 6.250% Notes on December 16, 2025 and to pay certain debt issuance costs incurred in connection with the 5.750% Notes.

The Company recorded a $10 million loss on extinguishment of debt in connection with the redemption of the 6.250% Notes, which is classified in other expense, net in the Consolidated Statements of Operations for the year-ended December 31, 2025. The guarantees of the 5.750% Notes by the Parent’s applicable subsidiaries are full and unconditional and rank equally with all other unsecured obligations of such subsidiaries.

Prior to December 15, 2028, the Issuers may redeem the 5.750% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. From December 15, 2028 to December 15, 2029, the Issuers may redeem the 5.750% Notes in whole or in part at 102.875% of their principal amount together with accrued and unpaid interest. From December 15, 2029 to December 15, 2030, the Issuers may redeem the 5.750% Notes in whole or in part at 101.438% of their principal amount together with accrued and unpaid interest. On or after December 15, 2030, the Issuers may redeem the 5.750% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. Upon the occurrence of certain events constituting a change of control, the Issuers may be required to offer to repurchase all of the 5.750% Notes at a price equal to 101% of the principal amount together with accrued and unpaid interest. In certain events of default, the 5.750% Notes outstanding may become due and payable immediately.

Concurrent with the sale of IGT Gaming, the Parent exercised its right to redeem in whole the 4.125% Senior Secured U.S. Dollar Notes due April 2026 and the 3.500% Senior Secured Euro Notes due June 2026 for total consideration, excluding interest, of $750 million and €750 million ($878 million), respectively, and prepaid €300 million ($350 million) and $53 million of the 2027 Euro Term Loan Facilities (as defined below) and the Revolving Credit Facilities (as defined below), respectively. The Company recorded a $6 million loss on extinguishment of debt in connection with such redemptions and prepayments, which is classified in other expense, net in the Consolidated Statements of Operations for the year ended December 31, 2025.

In September 2024, Brightstar Lottery Holdings B.V. issued €500 million of the 4.250% Notes at par. The Company used the proceeds from the 4.250% Notes primarily to redeem the 6.500% Senior Secured U.S. Dollar Notes due February 2025 in full at par for total consideration, excluding interest, of $500 million. The Company recorded a $0.4 million loss on extinguishment of debt in connection with such redemption, which is classified in other expense, net in the consolidated statement of operations for the year ended December 31, 2024.

2030 Euro Term Loan Facilities

In March 2025, the Parent, Brightstar Lottery S.p.A., a subsidiary of the Parent, and certain other subsidiaries of the Parent entered into a Senior Facilities Agreement (the “2030 TLF Agreement”) which provides for two senior secured term loan facilities each in the amount of €500 million to Brightstar Lottery S.p.A. (each a “2030 Euro Term Loan Facility” and collectively the “2030 Euro Term Loan Facilities”). The Company used the proceeds from one 2030 Euro Term Loan Facility in March 2025 to repay borrowings under the Revolving Credit Facilities and the proceeds from the other 2030 Euro Term Loan Facility in June 2025 to fund its proportionate share of the Italian Lotto license fee.

Brightstar Lottery S.p.A. must repay the 2030 Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amounts (€ in millions)
September 14, 2027	200
September 14, 2028	200
September 14, 2029	200
September 14, 2030	400

Interest on the 2030 Euro Term Loan Facilities is payable either three or six months in arrears at rates equal to the applicable EURIBOR plus a margin based on the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P. At December 31, 2025, the effective interest rate on the 2030 Euro Term Loan Facilities was 3.48%.

The 2030 Euro Term Loan Facilities are guaranteed by the Parent and certain of its other subsidiaries, and are secured by the shares of Brightstar Lottery S.p.A., certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable. Upon the occurrence of certain events, Brightstar Lottery S.p.A. may be required to prepay its 2030 Euro Term Loan Facilities in full. The 2030 TLF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, provides that such limit is eliminated if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are equal to or higher than Baa3/BBB-, and provides that dividends and repurchases in an aggregate amount not exceeding the difference between the net proceeds of $4.1 billion from the sale of IGT Gaming and $2 billion, during the period commencing July 1, 2025 and expiring on January 1, 2027, are permitted. The 2030 TLF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2025, the Parent was in compliance with such covenants.

2027 Euro Term Loan Facilities

The Parent, Brightstar Lottery Holdings B.V., a subsidiary of the Parent, and certain of its other subsidiaries of the Parent are party to an Amended and Restated Senior Facilities Agreement dated July 21, 2021, as amended (the “2027 TLF Agreement”), which provided for two €500 million senior secured term loan facilities maturing in January 2027, one to the Parent and one to Brightstar Lottery Holdings B.V. (each a “2027 Euro Term Loan Facility” and collectively the “2027 Euro Term Loan
Facilities”). In July 2025, the Parent made a principal payment of €300 million on its 2027 Euro Term Loan Facilities, and thus, is no longer a borrower under the 2027 TLF Agreement.

Brightstar Lottery Holdings B.V. must repay its 2027 Euro Term Loan Facility in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2026	100
January 25, 2027	200

Interest on such 2027 Euro Term Loan Facility is payable between one and six months in arrears at rates equal to the applicable EURIBOR plus a margin based on (i) the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P and (ii) the Parent’s environmental, social and governance (“ESG”) rating by Institutional Shareholder Services Inc. (“ISS”). At December 31, 2025 and 2024, the effective interest rate on such 2027 Euro Term Loan Facility was 3.52% and 4.81%, respectively.

Such 2027 Euro Term Loan Facility is guaranteed by the Parent and certain of its other subsidiaries and is secured by the shares of Brightstar Lottery S.p.A., certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable. Upon the occurrence of certain events, Brightstar Lottery Holdings B.V. may be required to prepay its 2027 Euro Term Loan Facility in full. The 2027 TLF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, provides that such limit is eliminated if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are equal to or higher than Baa3/BBB-, and provides that dividends and repurchases in an aggregate amount not exceeding the difference between the net proceeds of $4.1 billion from the sale of IGT Gaming and $2 billion, during the period commencing July 1, 2025 and expiring on January 1, 2027, are permitted. The 2027 TLF Agreement also contains customary covenants (including maintaining a minimum ratio of earnings before interest, taxes, depreciation and amortization (“EBITDA”) to net interest costs and maximum ratio of total debt minus capitalized debt issuance costs and cash and cash equivalents, including cash and cash equivalents held for sale (“net debt”) to EBITDA) and events of default. At December 31, 2025, the Parent was in compliance with such covenants.

Revolving Credit Facilities

The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing in July 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$650
Revolving Credit Facility B	€800
(1) The Parent, Brightstar Lottery Global Solutions Corporation, Brightstar Lottery Foreign Holdings B.V., and Brightstar Lottery S.p.A. are all borrowers under the Revolving Credit Facilities.

At December 31, 2025, the amounts available to be borrowed under Revolving Credit Facility A and Revolving Credit Facility B were $650 million and €800 million ($940 million), respectively.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable Secured Overnight Financing Rate (“SOFR”) or Sterling Overnight Index Average (“SONIA”) rate, in each case subject to a credit adjustment spread, for borrowings in U.S. Dollars and Pounds Sterling, respectively, or the applicable EURIBOR for borrowings in Euro, plus a margin based on (i) the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P and (ii) the Parent’s ESG rating by ISS. At December 31, 2025, there were no borrowings under the Revolving Credit Facilities. At December 31, 2024, the weighted average effective interest rate on the Revolving Credit Facilities was 5.71%.

The RCF Agreement provides that the following fees, which are recorded in interest expense, net in the Consolidated Statements of Operations, are payable quarterly in arrears:

•Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities based on a 0.35% margin.
•Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate ranging from 0.10% to 0.60% dependent on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.10% at December 31, 2025.
The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by the shares of Brightstar Lottery S.p.A., certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments. The RCF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, provides that such limit is eliminated if any two of the Parent’s solicited long-term credit ratings issued by Fitch, Moody’s, and S&P are equal to or higher than Baa3/BBB-, and provides that dividends and repurchases in an aggregate amount not exceeding the difference between the net proceeds of $4.1 billion from the sale of IGT Gaming and $2 billion, during the period commencing July 1, 2025 and expiring on January 1, 2027, are permitted. The RCF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA), a covenant requiring the Parent to reduce or cause to be reduced the Company’s financial indebtedness by $2 billion on or before January 1, 2026 and events of default. At December 31, 2025, the Parent was in compliance with such covenants.

Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2025 and December 31, 2024, there were no borrowings under such credit facilities.

Letters of Credit

The Parent and certain of its subsidiaries obtain letters of credit under the Revolving Credit Facilities and under unsecured uncommitted demand credit facilities made available by several financial institutions. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2025 and 2024 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2025	263	0.71%
December 31, 2024	111	1.06%
(1) There were no letters of credit outstanding under the Revolving Credit Facilities.

Interest Expense, Net

	For the year ended December 31,
($ in millions)	2025	2024	2023
Senior Secured Notes	129	132	143
Term Loan Facilities	43	22	26
Revolving Credit Facilities	29	53	42
Other	2	7	6
Interest expense	203	215	217
Interest income	(31)	(9)	(10)
Interest expense, net	172	206	207